Convertible Loans (Details) - USD ($)								6 Months Ended
	Jul. 30, 2025	Jun. 18, 2025	Jan. 14, 2025	Jan. 06, 2025	Oct. 30, 2024	Oct. 07, 2024	Jun. 17, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Convertible Loans [Line Items]
aggregate cash percentage							7.50%
Agent for expenses							$ 90,000
Stock issued during period shares ordiary pre-delivery shares (in Shares)								333,334
Percentage of additional premium rate								25.00%
Percentage of redemption premium rate								25.00%
Fair value of derivative liability								$ 280,198
Interest expenses								$ 129,392	$ 201,578
Ordinary shares, share authorized (in Shares)								1,000,000,000		1,000,000,000
conversion price maximum (in Dollars per share)						$ 1.67
Fixed price (in Dollars per share)								$ 6.0841
Convertible Loan								$ 5,464,984		$ 216,756
Convertible Loan I [Member]
Convertible Loans [Line Items]
Aggregate principal amount							3,260,869.57
Issue discount							$ 8
Conversion price (in Dollars per share)								$ 1	$ 2.11
Interest Rate								6.00%
Increase interest rate								15.00%
Issuance costs								$ 503,055
Interest expenses									$ 29,110
Ordinary shares, share authorized (in Shares)						3,562,581			100,000
Conversion price minimum (in Dollars per share)						$ 0.69
Covertible Loan [Member]
Convertible Loans [Line Items]
Volume weighted average price								80.00%
Convertible Loan II [Member]
Convertible Loans [Line Items]
Aggregate principal amount					$ 2,175,000
Issue discount					8
Stock issued during period shares ordiary pre-delivery shares (in Shares)								1,650,000
Conversion price (in Dollars per share)			$ 1.5
Volume weighted average price								85.00%
Issuance costs								$ 175,000
Conversion price minimum (in Dollars per share)								$ 1.26
conversion price maximum (in Dollars per share)								$ 1.63
Convertible amount					$ 160,000
Original issue discount rate								6.00%
Interest rate								18.00%
Share issue (in Shares)			156,315					1,360,345
Convertible Loan								$ 216,756
VWAP [Member]
Convertible Loans [Line Items]
Conversion price (in Dollars per share)								$ 0.05
Convertible Loan III [Member]
Convertible Loans [Line Items]
Aggregate principal amount								$ 3,984,672
Issue discount				$ 8
Conversion price (in Dollars per share)								$ 0.05
Increase interest rate								18.00%
Volume weighted average price								85.00%
Interest expenses								$ 104,934
Conversion price minimum (in Dollars per share)								$ 0.65
conversion price maximum (in Dollars per share)								1.43
Convertible amount				342,840
Fixed price (in Dollars per share)								$ 7.201
Original issue discount rate								6.00%
Deduction of issuance costs and the discount								$ 342,840
Debt balance								$ 353,904
Convertible Loan IV [Member]
Convertible Loans [Line Items]
Aggregate principal amount		$ 6,128,000
Conversion price (in Dollars per share)								$ 0.65
Interest Rate								6.00%
Increase interest rate								18.00%
Volume weighted average price								85.00%
Interest expenses								$ 11,914
Ordinary shares, share authorized (in Shares)								12,703,479
Conversion price minimum (in Dollars per share)								$ 0.12
conversion price maximum (in Dollars per share)								0.39
Convertible amount		$ 518,000
Fixed price (in Dollars per share)								$ 3.04428
Deduction of issuance costs and the discount								$ 518,000
Debt balance								$ 5,111,080
Ordinary shares, share issued (in Shares)								764,961
Material Terms of the Convertible Loan IV [Member]
Convertible Loans [Line Items]
Conversion price (in Dollars per share)								$ 0.05
Convertible Loan Agreement [Member] | Convertible Loan III [Member]
Convertible Loans [Line Items]
Aggregate principal amount				$ 4,637,840
VWAP [Member]
Convertible Loans [Line Items]
Volume weighted average price								92.00%
Subsequent Event [Member] | Convertible Loan III [Member]
Convertible Loans [Line Items]
Ordinary shares, share authorized (in Shares)	723,438
Conversion price minimum (in Dollars per share)	$ 0.53
conversion price maximum (in Dollars per share)	$ 0.57
American depositary shares [Member]
Convertible Loans [Line Items]
Volume weighted average price								92.00%
American Depositary Shares [Member]
Convertible Loans [Line Items]
Volume weighted average price								80.00%
American Depositary Shares [Member]
Convertible Loans [Line Items]
Volume weighted average price								80.00%